Transfers of Financial Assets - Additional Information (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Transferred financial assets with continuing involvement that are derecognized in their entirely	€ 0	€ 0
Amount of collateral pledged for derivative transactions	2,300,000,000	2,400,000,000
The Netherlands [member]
Disclosure of financial assets [line items]
Mortgage loan pledged as security for notes issued	4,400,000,000	5,500,000,000
CA [member] | SAECURE 17 [member] | Life reinsurance contracts [member]
Disclosure of financial assets [line items]
Collateral posted	€ 575,000,000	€ 510,000,000